Related Party Transactions - Due From Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due from Related Parties	$ 13,797	$ 33,402
Related Party
Related Party Transaction [Line Items]
Due from Related Parties	13,797	33,402
Related Party | Luna Pool Agency Limited
Related Party Transaction [Line Items]
Due from Related Parties	8,055	30,804
Related Party | Unigas Pool
Related Party Transaction [Line Items]
Due from Related Parties	$ 5,742	$ 2,598